Summary of Significant Accounting Policies (Details) - Schedule of investments in the VIE - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of investments in the VIE [Abstract]
Partnership investments	$ 23,200	$ 12,780
Due from related party	63,081	12
Maximum exposure to loss	$ 86,281	$ 12,792